Document and Entity Information	Aug. 22, 2023
Prospectus:
Document Type	497
Document Period End Date	Aug. 22, 2023
Entity Registrant Name	BNY MELLON ETF TRUST
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 22, 2023
Document Effective Date	Aug. 22, 2023
Prospectus Date	Nov. 01, 2022
BNY Mellon Responsible Horizons Corporate Bond ETF | BNY Mellon Responsible Horizons Corporate Bond ETF
Prospectus:
Trading Symbol	RHCB